VIRTUS KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.7%
Communication Services—5.8%
Omnicom Group, Inc.	6,095	$ 524
Verizon Communications, Inc.	44,707	1,788
		2,312

Consumer Discretionary—4.0%
Canadian Tire Corp., Ltd. Class A	15,034	1,582
Consumer Staples—8.4%
Coca-Cola Co. (The)	8,900	554
Coca-Cola Europacific Partners plc	8,413	646
Flowers Foods, Inc.	40,637	840
Kimberly-Clark Corp.	4,414	578
Unilever plc	12,553	715
		3,333

Energy—2.7%
TotalEnergies SE	19,059	1,054
Financials—23.2%
Bank of Hawaii Corp.	8,551	609
IGM Financial, Inc.(1)	41,478	1,325
PNC Financial Services Group, Inc. (The)	5,642	1,088
Royal Bank of Canada	7,384	890
Safety Insurance Group, Inc.	8,893	733
Singapore Exchange Ltd.	77,782	725
Sumitomo Mitsui Trust Group, Inc.	28,600	666
Tokio Marine Holdings, Inc.	28,760	1,027
Zurich Insurance Group AG	2,910	1,728
Zurich Insurance Group AG ADR	13,508	401
		9,192

Health Care—8.1%
AbbVie, Inc.	9,284	1,649
Johnson & Johnson	5,489	794
Pfizer, Inc.	28,525	757
		3,200

Industrials—15.6%
Adecco Group AG Registered Shares	24,785	611
BAE Systems plc	73,157	1,052
Computershare Ltd.	28,337	596
Deutsche Post AG	30,282	1,066
MSC Industrial Direct Co., Inc. Class A	13,069	976
Paychex, Inc.	7,826	1,097
SGS S.A. Registered Shares	7,880	789
		6,187

Information Technology—11.1%
Broadcom, Inc.	2,906	674
Cisco Systems, Inc.	7,086	419
International Business Machines Corp.	12,319	2,708
Texas Instruments, Inc.	3,083	578
		4,379

Materials—6.1%
Amcor plc	154,594	1,455
	Shares	Value

Materials—continued
Eastman Chemical Co.	10,599	$ 968
		2,423

Utilities—11.7%
Fortis, Inc.	44,850	1,864
Southern Co. (The)	18,747	1,543
Terna - Rete Elettrica Nazionale	156,772	1,238
		4,645

Total Common Stocks (Identified Cost $34,777)		38,307

Total Long-Term Investments—96.7% (Identified Cost $34,777)		38,307

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(2)	207,215	207
Total Short-Term Investment (Identified Cost $207)		207

Securities Lending Collateral—3.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (2)(3)	1,372,275	1,372
Total Securities Lending Collateral (Identified Cost $1,372)		1,372

TOTAL INVESTMENTS—100.7% (Identified Cost $36,356)		$39,886
Other assets and liabilities, net—(0.7)%		(291)
NET ASSETS—100.0%		$39,595

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Represents security purchased with cash collateral received for securities on loan.
See Notes to Schedule of Investments

VIRTUS KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Country Weightings†
United States	51%
Canada	14
Switzerland	13
United Kingdom	6
Japan	4
Italy	3
Germany	3
Other	6
Total	100%
† % of total investments as of December 31, 2024.
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$38,307	$38,307
Money Market Mutual Fund	207	207
Securities Lending Collateral	1,372	1,372
Total Investments	$39,886	$39,886
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Schedule of Investments

VIRTUS KAR Global Quality Dividend Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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